IMPAIRMENT (Tables)	12 Months Ended
Dec. 31, 2022
IMPAIRMENT [abstract]
Schedule of impairment expense in cash generating units (CGUs)

Cash Generating Unit	Carrying Value	Recoverable Amount	Impairment Expense
Yaramoko	$199,652	$96,195	$103,457
Lindero	$525,336	$455,180	$70,156
San Jose	$128,349	$119,121	$9,229
Total Impairment Expense			$182,842

Schedule of discount rate for cash generating unit for impairment assessment
Cash Generating Unit	Discount Rate
Lindero	7.1%
Yaramoko	7.9%
San Jose	5.5%

Schedule of metal prices assumptions used for impairment determination
Metal	2023	2024	2025	2026	2027	Long Term
Gold (Per Once)	$1,800	$1,800	$1,725	$1,725	$1,700	$1,650
Silver (Per Ounce)	$22.00	$22.50	$22.00	$23.00	$23.00	$21.50